Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of financial risk management [Abstract]
Disclosure of credit risk exposure [text block]	The maximum exposure to credit risk as at March 31, 2020 and 2019 was as follows:

	March 31, 2020	March 31, 2019
Cash and cash equivalents	2,651,085	2,247,975
Other assets	350,972	347,189
Trade receivables	9,631,400	10,003,960
Other receivables	139,122	69,513
Other investments	211,972	194,639
	12,984,551	12,863,276

Disclosure of financial assets that are either past due or impaired [text block]	The ageing of trade receivables, net of allowances, is given below:

Period (in days)	March 31, 2020	March 31, 2019
Less than 365 days	8,013,316	8,788,907
More than 365 days	1,618,084	1,215,053
	9,631,400	10,003,960

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
The following are the contractual maturities of financial liabilities, including estimated interest payments and excluding the impact of netting agreements:

As at March 31, 2020

	Carrying amount	Contractual cash flows	0-12 months	1-3 years	3-5 years	>5 years
Non-derivative financial liabilities
Bank overdrafts	1,235,558	1,235,558	1,235,558	-	-	-
Lease liabilities	1,826,210	2,967,267	464,548	610,652	408,237	1,483,830
Other liabilities	77,746	77,746	77,746	-	-	-
Borrowing from banks	5,985,627	6,611,502	3,533,733	2,214,884	862,885	-
Borrowings from others	2,125,337	2,370,448	1,341,784	1,005,697	22,967	-
Trade and other payables	8,366,215	8,366,215	8,366,215	-	-	-
	19,616,693	21,628,736	15,019,584	3,831,233	1,294,089	1,483,830

As at March 31, 2019

	Carrying amount	Contractual cash flows	0-12 months	1-3 years	3-5 years
Non-derivative financial liabilities
Bank overdrafts	1,553,203	1,553,203	1,553,203	-	-
Finance lease liabilities	96,879	105,456	76,651	28,805	-
Other liabilities	172,423	172,423	172,423	-	-
Borrowing from banks	4,217,112	4,773,794	2,476,767	1,753,552	543,475
Borrowings from others	2,441,199	2,759,903	1,323,890	1,345,659	90,354
Trade and other payables	7,447,426	7,447,426	7,447,426	-	-
	15,928,242	16,812,205	13,050,360	3,128,016	633,829

Disclosure of market risk [text block]
The Group’s exposure to foreign currency risk as at March 31, 2020 was as follows:

All amounts in respective currencies as mentioned (in thousands)
	US $	CA $	CHF	EUR	GBP	DHS	HK $	SG $
Cash and cash equivalents	3,173	-	-	-	108	-	-	-
Trade receivables	17,406	-	-	47	40	-	-	-
Trade payables	(9,366)	-	(1)	(26)	7	(51)	(3)	(51)
Foreign currency loan	(9,688)	-	-	-	-	-	-	-
Net balance sheet exposure	1,525	-	(1)	21	155	(51)	(3)	(51)

The Group’s exposure to foreign currency risk as at March 31, 2019 was as follows:

All amounts in respective currencies as mentioned (in thousands)
	US $	CA $	CHF	EUR	GBP	DHS	HK $
Cash and cash equivalents	2,776	-	-	-	-	-	-
Trade receivables	12,704	-	1	16	-	-	-
Trade payables	(7,660)	-	(1)	(55)	-	(49)	-
Foreign currency loan	(11,459)	-	-	-	-	-	-
Net balance sheet exposure	(3,639)	-	-	(39)	-	(49)	-

Sensitivity analysis for types of market risk [text block]	The analysis is performed on the same basis for 2019.

	Other comprehensive income	Profit or ( loss)
March 31, 2020	-	12,001
March 31, 2019	-	25,508

Disclosure of financial instruments by type of interest rate [text block]
At the reporting date the interest rate profile of the Group’s interest –bearing financial instruments were as follows:

	Carrying amount
	March 31, 2020	March 31, 2019
Fixed rate instruments
Financial assets
- Fixed deposits with banks	548,348	446,224
- Investment in debt securities	210,262	192,929

Financial liabilities
- Borrowings from banks	308,748	63,940
- Borrowings from others	2,221,885	2,441,199

Variable rate instruments
Financial liabilities
- Borrowings from banks	5,676,879	4,153,170
- Bank overdrafts	1,235,558	1,553,203

Disclosure of detailed information about the changes in equity and net profit due to changes in base points of variable interest [text block]	The analysis has been performed on the same basis as 2019.

	Equity	Profit or (loss)
March 31, 2020	-	(56,244)
March 31, 2019	-	(44,897)